Unaudited Condensed Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Beginning Balance at Aug. 11, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Beginning Balance (in Shares) at Aug. 11, 2020			0	0
Issuance of Class B common stock to Sponsor	25,000			$ 633	24,367
Issuance of Class B common stock to Sponsor (in Shares)				6,325,000
Sale of 25,300,000 Units, net of underwriting discounts, offering costs and allocation of fair value of public warrants	229,307,288		$ 2,530		229,304,758
Sale of 25,300,000 Units, net of underwriting discounts, offering costs and allocation of fair value of public warrants (in Shares)			25,300,000
Excess cash received over the fair value of the private placement warrants	793,333				793,333
Change in value of Class A common stock subject to possible redemption	(221,406,320)		$ (2,214)		(221,404,106)
Change in value of Class A common stock subject to possible redemption (Shares)			(22,140,632)
Net income (loss)	(3,719,296)					(3,719,296)
Ending Balance at Dec. 31, 2020	5,000,005		$ 316	$ 633	8,718,352	(3,719,296)
Ending Balance (in Shares) at Dec. 31, 2020			3,159,368	6,325,000
Change in value of Class A common stock subject to possible redemption	(1,463,217)	$ (15)			(1,463,202)
Change in value of Class A common stock subject to possible redemption (Shares)		(146,322)
Net income (loss)	1,463,215					1,463,215
Ending Balance at Mar. 31, 2021	5,000,003		$ 301	$ 633	7,255,150	(2,256,081)
Ending Balance (in Shares) at Mar. 31, 2021			3,013,046	6,325,000
Beginning Balance at Dec. 31, 2020	5,000,005		$ 316	$ 633	8,718,352	(3,719,296)
Beginning Balance (in Shares) at Dec. 31, 2020			3,159,368	6,325,000
Net income (loss)	(10,584,792)
Ending Balance at Jun. 30, 2021	5,000,003		$ 422	$ 633	19,303,036	(14,304,088)
Ending Balance (in Shares) at Jun. 30, 2021			4,217,847	6,325,000
Beginning Balance at Mar. 31, 2021	5,000,003		$ 301	$ 633	7,255,150	(2,256,081)
Beginning Balance (in Shares) at Mar. 31, 2021			3,013,046	6,325,000
Change in value of Class A common stock subject to possible redemption	12,048,007	$ 121			12,047,886
Change in value of Class A common stock subject to possible redemption (Shares)		(1,204,801)
Net income (loss)	(12,048,007)					(12,048,007)
Ending Balance at Jun. 30, 2021	$ 5,000,003		$ 422	$ 633	$ 19,303,036	$ (14,304,088)
Ending Balance (in Shares) at Jun. 30, 2021			4,217,847	6,325,000